Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMERICAN BEACON SELECT FUNDS
Entity Central Index Key	0001096012
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000004819
Shareholder Report [Line Items]
Fund Name	U.S. Government Money Market Select Fund
Trading Symbol	AAOXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon U.S. Government Money Market Select Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Ticker Symbol	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAOXX	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
AssetsNet	$ 736,985,997
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 641,284
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$736,985,997
# of Portfolio Holdings	82
Portfolio Turnover Rate	0%
Total Management Fees Paid	$641,284

Holdings [Text Block]

Asset Allocation - % Investments

U.S. Government Agency Obligations	46.0
Government Agency Repurchase Agreements	24.0
U.S. Treasury Repurchase Agreements	20.4
U.S. Treasury Obligations	9.5
Investment Companies	0.1

Effective Maturity Distribution - % Net Assets

Effective Maturity Distribution (%)	Header
1 to 7 Days	48.3
8 to 30 Days	10.3
31 to 90 Days	18.7
91 to 180 Days	8.8
Over 180 Days	13.9